EQUITY	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
EQUITY
NOTE 11 – EQUITY

a.	Share capital

The Company’s share capital is composed of ordinary shares, par value NIS 0.10 per share, as follows:

	Number of Ordinary Shares
	December 31,
	2024	2025

Authorized share capital	5,000,000,000	20,000,000,000

Issued and paid-up share capital	1,336,670,575	2,610,814,390

	In USD and NIS Amounts
	December 31,
	2024	2025

Authorized share capital (in NIS)	500,000,000	2,000,000,000

Issued and paid-up share capital (in NIS)	133,667,057	261,081,439

Issued and paid-up share capital (in USD)	38,096,940	73,428,375

b.	Rights related to shares

The ordinary shares confer upon their holders voting and dividend rights and the right to receive assets of the Company upon its liquidation. As of December 31, 2024 and 2025, all outstanding share capital consisted of ordinary shares.

c.	Changes in the Company’s equity

1)
In September 2022, the Company completed a registered direct offering of 340,909 ADSs at a price of $44.00 per ADS. The Company also issued to investors in the offering unregistered warrants to purchase 340,909 ADSs. The warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $46.00 per ADS. In addition, the Company granted to the placement agent in the offering, as part of the placement fee, warrants to purchase 17,045 ADSs. These warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $55.00 per ADS. Gross proceeds from the offering totaled $15.0 million, with net proceeds of $13.5 million, after deducting fees and expenses. The offering consideration allocated to the placement agent warrants amounted to $0.4 million.

The warrants issued to the investors have been classified as a financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the issuance date and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The fair value of the warrants is computed using the Black-Scholes option pricing model. The fair value of the warrants upon issuance was computed based on the then-current price of an ADS, a risk-free interest rate of 3.62%, and an average standard deviation of 82.5%. The gross consideration initially allocated to the investor warrants amounted to $9.1 million, with total issuance costs initially allocated to the warrants amounting to $0.8 million.

The fair value of the warrants amounted to $24,000 as of December 31, 2025 (December 31, 2024 - $478,000), and was based on the then current price of an ADS, a risk-free interest rate of 3.47%, an average standard deviation of 101.32%, and on the remaining contractual life of the warrants.

The changes in fair value for the years ended December 31, 2024 and 2025 of $11,427,000 and $454,000 respectively, have been recorded as non-operating income in the statement of comprehensive loss.

As of December 31, 2025, 63,636 of these warrants had been exercised.

The placement agent warrants have been classified in shareholders’ equity, with initial recognition at fair value on the date issued, using the same assumptions as the investor warrants.

2)
In August 2023, the Company entered into a securities purchase agreement, pursuant to which the Company sold in a private placement an aggregate of 170,728 ADSs of the Company, at a purchase price of $85.44 per ADS. Aggregate gross proceeds from the sale amounted to $14.6 million, with related issuance costs amounting to approximately $0.9 million. Pursuant to IFRS 15, approximately $12.0 million of gross proceeds and $0.7 million of issuance costs were recognized as equity (see Note 15).

3)
In April 2024, the Company completed a registered direct offering of 187,500 ADSs at a price of $32.00 per ADS. The Company also issued to investors in the offering unregistered warrants to purchase 187,500 ADSs. The warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $32.00 per ADS. Gross proceeds from the offering totaled $6.0 million, with net proceeds of $5.4 million, after deducting fees and expenses.

The warrants have been classified as a financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the issuance date and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The fair value of the warrants is computed using the Black-Scholes option pricing model and is determined by using a level 3 valuation technique. The fair value of the warrants upon issuance was computed based on the then-current price of an ADS, a risk-free interest rate of 4.21%, and an average standard deviation of 84.7%. The fair value initially allocated to the investor warrants amounted to $6,250,000, with total issuance costs initially allocated to the warrants amounting to $642,000.

Due to a difference between the fair value at initial recognition and the transaction price (“day 1 loss”), upon initial recognition, the fair value of the warrants was adjusted by the amount of $250,000, to reflect the unrecognized day 1 loss. Following initial recognition, the unrecognized day 1 loss of the warrants is being amortized over its contractual life.

The fair value of the warrants amounted to $171,000 as of December 31, 2025 (December 31, 2024 - $679,000), and was based on the then current price of an ADS, a risk-free interest rate of 3.55%, an average standard deviation of 94%, and on the remaining contractual life of the warrants.

The changes in fair value for the years ended December 31, 2024 and 2025 of 5,571,000 and $298,000 respectively, have been recorded as a non-operating income in the statement of comprehensive loss.

As of December 31, 2025, none of these warrants had been exercised.

4)
In November 2024, the Company completed a registered direct offering to certain funds associated with Highbridge Capital Management LLC (“Highbridge”) of 103,037 ADSs and 308,749 pre-funded warrants to purchase ADSs. Each ADS and pre-funded warrant was sold at a purchase price of $21.86 and $21.85, respectively. The Company also issued to the investors unregistered ordinary warrants to purchase an aggregate of 205,893 ADSs. Gross proceeds from the offering totaled $9.0 million, with net proceeds of $8.9 million, after deducting fees and expenses. See Note 16.

The pre-funded warrants are exercisable immediately, do not expire until exercised in full, and have an exercise price of $0.004 per ADS. The ordinary warrants are exercisable immediately, expire four years from the date of issuance, and have an exercise price of $23.60 per ADS.

A holder of the pre-funded or ordinary warrants cannot exercise such warrants if the holder, together with its affiliates, would beneficially own in excess of 4.99% of the outstanding share capital of the Company immediately after giving effect to such exercise.

The ordinary warrants have been classified as a financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the issuance date and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The pre-funded warrants have been classified in shareholders’ equity, with initial recognition at fair value on the date issued, using the same assumptions as the ordinary warrants.

The fair value of the ordinary warrants is computed using the Black-Scholes option pricing model. The fair value of the ordinary warrants upon issuance was computed based on the then-current price of an ADS, a risk-free interest rate of 4.19%, and an average standard deviation of 84.5%. The gross consideration initially allocated to ordinary warrants amounted to $2,721,000, with total issuance costs initially allocated to the ordinary warrants amounting to $27,000.

The fair value of the ordinary warrants amounted to $102,000 as of December 31, 2025 (December 31,2024- $745,000) and was based on the then current price of an ADS, a risk-free interest rate of 3.55%, an average standard deviation of 96%, and on the remaining contractual life of the ordinary warrants.

The changes in fair value for the years ended December 31, 2024 and 2025 of $1,976,000 and $643,000 respectively, have been recorded as non-operating income in the statement of comprehensive loss.

As of December 31, 2025, 226,392 of the pre-funded warrants had been exercised, and none of the ordinary warrants had been exercised.

5)
In January 2025, the Company completed a registered direct offering to certain institutional investors of 858,303 ADSs and 391,697 pre-funded warrants to purchase ADSs. Each ADS and pre-funded warrant was sold at a purchase price of $8.00 and $7.996, respectively. The Company also issued to investors in the offering unregistered ordinary warrants to purchase an aggregate of 1,250,000 ADSs. The pre-funded warrants are exercisable immediately, do not expire until exercised in full, and have an exercise price of $0.004 per ADS. The ordinary warrants are exercisable immediately, expire five years from the date of issuance, and have an exercise price of $8.00 per ADS. A holder of the pre-funded or ordinary warrants cannot exercise such warrants if the holder, together with its affiliates, would beneficially own in excess of 4.99% (or 9.99% at the election of the holder) of the outstanding share capital of the Company immediately after giving effect to such exercise.

In addition, the Company granted to the placement agent in the offering, as part of the placement fee, warrants to purchase 62,500 ADSs. These warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $10.00 per ADS. The offering consideration allocated to the placement agent warrants amounted to $0.5 million.

Gross proceeds from the offering totaled $10.0 million, with net proceeds of $8.9 million, after deducting fees and expenses.

The investors’ ordinary warrants have been classified as a financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the issuance date and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The pre-funded warrants have been classified in shareholders’ equity. The fair value of the ordinary warrants is computed using the Black-Scholes option pricing model and is determined by using a level 3 valuation technique. The fair value of the ordinary warrants upon issuance was computed based on the then-current price of an ADS, a risk-free interest rate of 4.41%, and an average standard deviation of 90.2%. The fair value initially allocated to the investor ordinary warrants amounted to $10.4 million, with total issuance costs initially allocated to the ordinary warrants amounting to $0.7 million.

Due to a difference between the fair value at initial recognition and the transaction price (“Day 1 loss”), upon initial recognition, the fair value of the ordinary warrants was adjusted by the amount of $1.4 million, to reflect the unrecognized day 1 loss. Following initial recognition, the unrecognized day 1 loss of the warrants is being amortized over its contractual life.

The fair value of the ordinary warrants amounted to $1,878,000 as of December 31, 2025, and was based on the then current price of an ADS, a risk-free interest rate of 3.64%, an average standard deviation of 91.0%, and on the remaining contractual life of the warrants.

The changes in fair value for the year ended December 31, 2025 of $7,204,000, have been recorded as non-operating income in the statement of comprehensive loss.

As of December 31, 2025, all of the pre-funded warrants had been exercised, and none of the ordinary warrants had been exercised.

In accordance with IFRS 2, the placement agent warrants have been classified in shareholders’ equity, with initial recognition at fair value on the date issued, using the same assumptions as the investor warrants.

d.	Share purchase agreement

In September 2021, the Company entered into an ATM sales agreement with H.C. Wainwright & Co., LLC (“HCW”), pursuant to which the Company is entitled, at its sole discretion, to offer and sell through HCW, acting as sales agent, ADSs having an aggregate offering price of up to $25.0 million throughout the period during which the ATM facility remains in effect. The Company agreed to pay HCW a commission of 3.0% of the gross proceeds from the sale of ADSs under the facility. During 2025, 772,264 ADSs were sold under the program for total net proceeds of $5.0 million. From the effective date of the agreement through the issuance date of this report, 825,010 ADSs have been sold under the program for total net proceeds of $9.2 million.

e.	Share-based payments

1)	Share Incentive plan – general

In 2003, the Company adopted the 2003 Share Incentive Plan (the “Plan”). The Plan provides for the granting of stock options and ordinary shares to the Company’s employees, directors, consultants and other service providers. Options are issued at the determination of the Board of Directors in accordance with applicable law. The options are generally exercisable for a ten -year period, and the grants generally vest over a four -year period. In 2013, the Company’s Board of Directors approved amendments to the Plan to take into account changes in laws and regulations that had occurred since its adoption and to extend the term of the plan until November 2023. In 2016, the Board of Directors approved amendments to the Plan to allow for the grant of restricted stock units (“RSUs”) and performance stock units (“PSUs”). In 2022, the Board approved certain amendments to the Plan in order to conform the Plan to U.S. tax regulations for the benefit BioLineRx USA, Inc. employees. In November 2023, the Company’s Board of Directors approved extension of the Plan through May 2024, and subsequently further approved extension of the Plan through May 2044.

PSUs are RSUs that are linked to any one or more performance goals (in addition to, or in lieu of, time-based vesting terms) determined appropriate by the Board of Directors. The specific performance goals, as well as the time period associated with achieving such goals, are approved by the Board and are set forth in the grantee’s grant agreement. To date, each PSU grant has had between three to five performance goals on which vesting is based, each such goal being either a specified Company milestone and or the success of a specific project, with vesting of 20-40% on the achievement of each goal. The tranche of PSUs associated with a given milestone expires 12 months after the target date established for that milestone. As of December 31, 2025, 8,787,600 PSUs were vested in accordance with their original terms.

As of December 31, 2025, there were 326,757,000 ordinary shares issuable upon the exercise of outstanding equity instruments under the Plan.

Company employees and directors in Israel are granted options under Section 102 of the Israeli Income Tax Ordinance (the “Ordinance”), primarily under the “capital gains” track. Israeli non-employees of the Company (consultants and other service providers) are granted options under Section 3(i) of the Ordinance. All non-Israeli employees and non-employees of the Company are granted options as non-qualifies.

As of December 31, 2025, there were 233.4 million remaining authorized but unissued ordinary shares in the pool reserved for future share-based incentive grants.

2)	Employee share incentive plan:

The following table contains additional information concerning equity instruments granted to employees and directors under the existing share incentive plans.

	Year ended December 31,
	2023		2024		2025
	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)
Outstanding at beginning of year	89,871,858	0.44	150,429,825	0.32	141,634,245	0.32
Granted	64,855,380	0.18	23,190,000	0.20	212,760,000	0.01
Expired	(1,379,640)	0.68	(3,825,990)	0.53	(24,310,920)	0.25
Forfeited	(2,424,535)	0.21	(27,389,565)	0.23	(18,116,325)	0.25
Exercised	(493,238)	0.22	(770,025)	0.14	-	-
Outstanding at end of year*	150,429,825	0.32	141,634,245	0.32	311,967,000	0.12
Exercisable at end of year	51,970,635	0.54	88,080,600	0.40	81,825,600	0.39

*
As of December 31, 2023, 2024 and 2025 includes 12,219,465, 4,010,670 and 8,126,400 respectively, PSUs at an exercise price of 0.10 NIS (par value of ordinary shares) for which performance obligations have not been met. As of December 31, 2025 includes additional 21,240,000 PSUs at a zero exercise price, for which performance obligations have not been met.

The total consideration received from the exercise of equity instruments during 2023, 2024 and 2025 was not material.

Set forth below is data regarding the range of exercise prices and weighted-average remaining contractual life (in years) for the equity instruments outstanding at the end of each of the years indicated.

	As of December 31,
	2024		2025
Range of exercise prices (in NIS)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)
Up to 0.49	114,352,425	8.07	288,520,200	9.07
0.5-0.99	15,104,100	6.54	12,576,000	4.96
1.00-2.00	11,727,795	4.57	10,423,800	2.82
2.01-3.4	449,925	3.18	447,000	1.17
	141,634,245	7.60	311,967,000	8.68

The fair value of equity instruments granted to employees through December 31, 2025 has been determined using the Black-Scholes option-pricing model. These values are based on the following assumptions as of the applicable grant dates:

	2023	2024	2025
Expected dividend yield	0%	0%	0%
Expected volatility	69%	73%	93%
Risk-free interest rate	4%	4%	4%
Expected life of options (in years)	6	6	6

The remaining unrecognized deferred compensation expense as of December 31, 2025 was $1.2 million. This amount will be expensed over the remaining vesting period of the equity instruments.

3)	Stock options to consultants

From inception through December 31, 2025, the Company has issued to consultants options for the purchase of 17,836,200 ordinary shares at a weighted average exercise price of 0.36 NIS per share.

The options to consultants generally vest over four years and may be exercised for periods of between five and ten years. As of December 31, 2025, 14,790,000 options to consultants were outstanding with a weighted average exercise price of NIS 0.03 per share and a weighted average contractual life of 9.8 years.

Company management estimates the fair value of the options granted to consultants based on the value of services received over the vesting period of the applicable options. The value of such services (primarily in respect of clinical advisory services) is estimated based on the additional cash compensation the Company would need to pay if such options were not granted. The value of services recorded in each of the years 2023, 2024 and 2025 was not material.